UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Gabalex Capital Management LLC
Address: 540 Madison Avenue
         Suite 27A
         New York, NY  10022

13F File Number:  028-13341

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kenneth A. Cowin
Title:     Chief Operating Officer
Phone:     (212) 371-9952

Signature, Place, and Date of Signing:

  /s/ Kenneth A. Cowin     New York, NY     August 06, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    19

Form 13F Information Table Value Total:    $282,808 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE PLC IRELAND          SHS CLASS A      G1151C101    13520   225000 SH       SOLE                   225000        0        0
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702    41665   500000 SH       SOLE                   500000        0        0
CHIPOTLE MEXICAN GRILL INC     COM              169656105      483    10000 SH  PUT  SOLE                    10000        0        0
DEERE & CO                     COM              244199105    10109   125000 SH       SOLE                   125000        0        0
DEVON ENERGY CORP NEW          COM              25179M103     5799   100000 SH       SOLE                   100000        0        0
DEVON ENERGY CORP NEW          COM              25179M103    10823   575000 SH  CALL SOLE                   575000        0        0
EXXON MOBIL CORP               COM              30231G102    32089   375000 SH       SOLE                   375000        0        0
HOME DEPOT INC                 COM              437076102    26495   500000 SH       SOLE                   500000        0        0
INTEL CORP                     COM              458140100    18655   700000 SH       SOLE                   700000        0        0
MCDONALDS CORP                 COM              580135101    17706   200000 SH       SOLE                   200000        0        0
MEDTRONIC INC                  COM              585055106     7746   200000 SH       SOLE                   200000        0        0
NATIONAL OILWELL VARCO INC     COM              637071101     6444   100000 SH       SOLE                   100000        0        0
PEABODY ENERGY CORP            COM              704549104     4904   200000 SH       SOLE                   200000        0        0
POTASH CORP SASK INC           COM              73755L107    19661   450000 SH       SOLE                   450000        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107     7760    50000 SH       SOLE                    50000        0        0
WALGREEN CO                    COM              931422109     7395   250000 SH       SOLE                   250000        0        0
WAL-MART STORES INC            COM              931142103    24402   350000 SH       SOLE                   350000        0        0
WAL-MART STORES INC            COM              931142103    16071   650000 SH  CALL SOLE                   650000        0        0
YAHOO INC                      COM              984332106    11081   700000 SH       SOLE                   700000        0        0